Commitment and Contingencies	12 Months Ended
Dec. 31, 2020
Commitment and Contingencies
Commitment and Contingencies

18. Commitment and Contingencies

(a) Commitments for property management fees

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through May 2024. Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2020:

As of December 31,
2020
RMB
2021	5,896
2022	5,974
2023	5,731
2024	1,836
2025 and thereafter	—
Total	19,437

Future minimum lease payments for operating with lease terms over 12 months as of December 31, 2020 are disclosed in Note 13. Future minimum lease payments for operating with lease terms of 12 months or less was RMB695 as of December 31, 2020.

(b) Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group’s accrued expense for litigation liabilities was RMB4,727 and RMB992 as of December 31, 2019 and 2020, respectively, and the Group recognized RMB3,204, RMB4,967 and RMB4,022 litigation expense for the years ended December 31, 2018, 2019 and 2020, respectively. The litigations are mainly in connection with infringement of intellectual property right, including rights of reputation and image rights.